Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019				$ 1,494
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Revolving Long-Term Debt	$ 5	$ (14)	$ 5		$ (13)
Non-Cash Changes:
Additions				133
Other		(1)			(1)
As at June 30, 2019	1,546		1,546	1,546
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid			(123)		(122)
Non-Cash Changes:
Dividends Declared			123		122
Long-term Borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			9,164		9,513
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Revolving Long-Term Debt			5		(13)
Net Issuance (Repayment) of Long-Term Debt			(1,601)
Non-Cash Changes:
Foreign Exchange (Gain) Loss			(350)		490
Finance Costs					2
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs			(66)
Ending balance	7,152	$ 9,992	7,152	7,152	$ 9,992
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
As at January 1, 2019				1,494
Changes From Financing Cash Flows:
Principal Repayment of Leases				(69)
Non-Cash Changes:
Foreign Exchange (Gain) Loss				(13)
Additions				133
Other				1
As at June 30, 2019	$ 1,546		$ 1,546	$ 1,546